Financial Risk Management - Additional Information (Details) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate value of financial assets at fair value through profit or loss	$ 18,733	$ 31,987	$ 18,093
Provision for doubtful trade receivables	2,776
Provision for other doubtful receivables	619
Guarantees granted by third parties	24,377	10,789	9,300
Executed guarantees received	$ 0	$ 2	$ 1
Credit risk other financial assets national government and direct agencies accounts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of maximum exposure to credit risk	34.00%
Maximum exposure to credit risk	$ 36,979
Interest rate risk [member] | U.S. Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial loans denominated in foreign currency	86.00%
Financial loans denominated in foreign currency, value	$ 289,569
Interest rate risk [member] | Switzerland, Francs [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial loans denominated in foreign currency	3.00%
Financial loans denominated in foreign currency, value	$ 11,563
Interest rate risk [member] | LIBOR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 30,879
Interest rate risk [member] | LIBOR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	1.25%
Interest rate risk [member] | LIBOR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	4.00%
Interest rate risk [member] | BADLAR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 26,277
Interest rate risk [member] | BADLAR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.00%
Interest rate risk [member] | BADLAR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	10.00%
Other price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate value of financial assets at fair value through profit or loss	$ 18,733
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount available for liquidity	46,028
Cash	6,678
Other liquid financial assets	$ 39,350
Percentage of outstanding loans that are subject to financial covenants related to leverage ratio and debt service coverage ratio	56.00%